accounting policy developments - Impacts of application of IFRS 16, Consolidated statement of income and other comprehensive income (Details) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2019	Jun. 30, 2019 CAD ($) $ / shares	Jun. 30, 2018 CAD ($) $ / shares	Jun. 30, 2019 CAD ($) $ / shares	Jun. 30, 2018 CAD ($) $ / shares	Jun. 30, 2019 CAD ($)	Dec. 31, 2018	Jun. 30, 2018 CAD ($)
Disclosure of initial application of standards or interpretations [line items]
Weighted-average discount rate reflected in the lease liability recognized on transition	0.0416
Impact from discounting minimum lease payments (as a percent)							0.667
Impact from including payments for leases that commence subsequent to December 31, 2018 (as a percent)							0.333
OPERATING REVENUES
Operating revenues		$ 3,597	$ 3,453	$ 7,103	$ 6,830
OPERATING EXPENSES
Goods and services purchased		1,466	1,491	2,887	2,899
Employee benefits expense		758	711	1,464	1,411
Depreciation		470	411	940	822
Amortization of intangible assets		163	148	310	287
Total		2,857	2,761	5,601	5,419
OPERATING INCOME		740	692	1,502	1,411
Financing costs		189	150	357	306
INCOME BEFORE INCOME TAXES		551	542	1,145	1,105
Income taxes		31	145	188	296
NET INCOME		520	397	957	809
Other comprehensive income
Cumulative foreign currency translation adjustment, net		11	(17)	17	(21)
Other		18		(7)
Other comprehensive income		29	66	10	12
COMPREHENSIVE INCOME		549	463	967	821
NET INCOME ATTRIBUTABLE TO:
Common Shares		517	390	945	800	$ 1,745		$ 1,556
Non-controlling interest		3	7	12	9
NET INCOME		520	397	957	809
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		543	464	949	821
Non-controlling interest		6	(1)	18
COMPREHENSIVE INCOME		$ 549	$ 463	$ 967	$ 821
NET INCOME PER COMMON SHARE
Basic | $ / shares		$ 0.86	$ 0.66	$ 1.57	$ 1.34
Diluted | $ / shares		$ 0.86	$ 0.66	$ 1.57	$ 1.34
Excluding effects of IFRS 16
OPERATING REVENUES
Operating revenues		$ 3,596		$ 7,102
OPERATING EXPENSES
Goods and services purchased		1,532		3,036
Employee benefits expense		758		1,464
Depreciation		424		846
Amortization of intangible assets		163		310
Total		2,877		5,656
OPERATING INCOME		719		1,446
Financing costs		173		326
INCOME BEFORE INCOME TAXES		546		1,120
Income taxes		29		181
NET INCOME		517		939
Other comprehensive income
Cumulative foreign currency translation adjustment, net		12		13
Other		18		(7)
Other comprehensive income		30		6
COMPREHENSIVE INCOME		547		945
NET INCOME ATTRIBUTABLE TO:
Common Shares		513		926
Non-controlling interest		4		13
NET INCOME		517		939
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		540		928
Non-controlling interest		7		17
COMPREHENSIVE INCOME		$ 547		$ 945
NET INCOME PER COMMON SHARE
Basic | $ / shares		$ 0.85		$ 1.54
Diluted | $ / shares		$ 0.85		$ 1.54
IFRS 16 effects
OPERATING REVENUES
Operating revenues		$ 1		$ 1
OPERATING EXPENSES
Goods and services purchased		(66)		(149)
Depreciation		46		94
Total		(20)		(55)
OPERATING INCOME		21		56
Financing costs		16		31
INCOME BEFORE INCOME TAXES		5		25
Income taxes		2		7
NET INCOME		3		18
Other comprehensive income
Cumulative foreign currency translation adjustment, net		(1)		4
Other comprehensive income		(1)		4
COMPREHENSIVE INCOME		2		22
NET INCOME ATTRIBUTABLE TO:
Common Shares		4		19
Non-controlling interest		(1)		(1)
NET INCOME		3		18
COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Common Shares		3		21
Non-controlling interest		(1)		1
COMPREHENSIVE INCOME		$ 2		$ 22
NET INCOME PER COMMON SHARE
Basic | $ / shares		$ 0.01		$ 0.03
Diluted | $ / shares		$ 0.01		$ 0.03